Intangible assets - Other intangible assets (Details) - GBP (£)	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Intangible assets
Intangible assets and goodwill	£ 777,473,000	£ 775,170,000	£ 758,476,000	£ 768,857,000
Cost / gross value
Intangible assets
Intangible assets and goodwill	1,303,033,000	1,267,525,000	1,207,618,000	1,207,745,000
Accumulated depreciation, amortization and impairment
Intangible assets
Intangible assets and goodwill	(525,560,000)	(492,355,000)	(449,142,000)	(438,888,000)
Other intangible assets
Intangible assets
Intangible assets and goodwill	5,668,000	6,845,000	7,846,000	8,642,000
Other intangible assets | Cost / gross value
Intangible assets
Intangible assets and goodwill	15,561,000	14,797,000	14,076,000	13,964,000
Other intangible assets | Cost / gross value | Internally generated
Intangible assets
Intangible assets and goodwill	2,098,000		2,076,000
Other intangible assets | Accumulated depreciation, amortization and impairment
Intangible assets
Intangible assets and goodwill	(9,893,000)	£ (7,952,000)	(6,230,000)	£ (5,322,000)
Other intangible assets | Accumulated depreciation, amortization and impairment | Internally generated
Intangible assets
Intangible assets and goodwill	£ (1,667,000)		£ (1,065,000)